Note 6 - Product Warranties (Tables)	12 Months Ended
Oct. 31, 2015
Notes Tables
Schedule of Product Warranty Liability [Table Text Block]
	Years ended October 31,
	2015	2014
Balance at beginning of year	$100,000	$190,000
Liabilities accrued for warranties issued during the year	215,802	323,564
Warranty claims paid during the period	(204,784)	(310,525)
Changes in liability for pre-existing warranties during the year	18,982	(103,039)
Balance at end of year	$130,000	$100,000